Interest expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Abstract]
Gross interest expense	$ 95.2	$ 94.5	$ 88.0
Capitalized interest	10.3	10.6	10.4
Net interest expense	$ 84.9	$ 83.9	$ 77.6